UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Fairholme Capital Management, L.L.C.
Address: 4400 Biscayne Blvd, 9th Floor
         Miami, FL 33137


Form 13F File Number: 28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bruce R. Berkowitz
Title:   Managing Member
Phone:   305-358-3000

Signature, Place, and Date of Signing:

       /s/Bruce R. Berkowitz         Miami, FL			02-14-11
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total:  $15,786,857
                                         -----------
                                         (thousands)

List of Other Included Managers: NONE


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP COM                         026874784  2551759 44285986.00 SH    Sole              42232265.00        2053721.0
AT&T INC COM                                    00206R102   275605 9380700.00 SH     Sole               9314100.00          66600.0
BANCO SANTANDER SA- ADR                         05964H105    50494 4741200.00 SH     Sole               4724700.00          16500.0
BANK OF AMERICA CORPORATION CO                  060505104  1229141 92139515.00 SH    Sole              83930815.00        8208700.0
BERKSHIRE HATHAWAY INC DEL CL                   084670108   484450  4022.00 SH       Sole                  4016.00              6.0
BERKSHIRE HATHAWAY INC DEL CL                   084670702   548217 6843300.00 SH     Sole               6218250.00         625050.0
CIT GROUP INC.                                  125581801   941837 19996529.00 SH    Sole              18530329.00        1466200.0
CITIGROUP INC COM                               172967101  1121658 237137000.00 SH   Sole             215816700.00       21320300.0
GENERAL ELECTRIC CORP COM                       369604103   291780 15953000.00 SH    Sole              15921200.00          31800.0
GENERAL GROWTH PROPERTIES, INC                  370023103  1758532 113600256.00 SH   Sole             113600256.00
GOLDMAN SACHS GROUP, INC.                       38141G104   990277 5888900.00 SH     Sole               5501600.00         387300.0
HUMANA INC COM                                  444859102      454  8300.00 SH       Sole                                    8300.0
LEUCADIA NATL CORP COM                          527288104   554651 19007921.00 SH    Sole              15069849.00        3938072.0
MBIA INC COM                                    55262c100   461047 38452600.00 SH    Sole              29028200.00        9424400.0
MORGAN STANLEY COM                              617446448  1049827 38582400.00 SH    Sole              36286300.00        2296100.0
REGIONS FINANCIAL CORP                          7591EP100   871200 124457204.00 SH   Sole             119765404.00        4691800.0
ROYAL DUTCH SHELL PLC-ADR                       780259206    11680 174900.00 SH      Sole                174900.00
RSC HOLDINGS, INC.                              74972L102   142580 14638600.00 SH    Sole              12224800.00        2413800.0
SEARS HLDGS CORP COM                            812350106  1100193 14917873.00 SH    Sole              13946173.00         971700.0
SPIRIT AEROSYSTEMS HLDGS INC C                  848574109   361547 17373700.00 SH    Sole              17373700.00
ST JOE CO COM                                   790148100   585320 26788120.00 SH    Sole              24704702.00        2083418.0
VERIZON COMMUNICATIONS INC COM                  92343V104   264858 7402400.00 SH     Sole               7368000.00          34400.0
WELLCARE HEALTH PLANS INC COM                   94946T106   107879 3569800.00 SH     Sole               3569800.00
WINTHROP REALTY TRUST                           976391300    31871 2491848.00 SH     Sole               2491848.00